Unaudited Condensed Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 994,647	$ 284,429	$ 8,604,804	$ 11,907,434
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative liabilities	(2,237,915)	588,915	(8,726,170)	(10,711,300)
Offering costs associated with derivative warrant liabilities	667,601
Gain on investments held in Trust Account	12,071	(2,898,986)	(1,299,387)	(3,332,546)
Deferred tax expense				156,593
Gain from expiration of over-allotment option	(29,522)
Gain on forgiveness of deferred underwriting fee payable		(273,110)
Change in fair value of forward purchase agreement		(86,369)
Deferred tax benefit		(156,593)
Changes in operating assets and liabilities:
Prepaid expenses	(876,317)	281,046	360,348	509,098
Accounts payable	12,957	(77,780)	125,353	94,503
Accrued expenses		449,786
Accrued expenses – related party	80,963		(2,746)	72,253
Due to related party		225,000
Due from related party		(891,000)
Income tax payable		203,768	241,792	467,991
Franchise tax payable	140,274	8,159	(49,230)	8,767
Net cash used in operating activities	(1,235,241)	(2,342,735)	(745,236)	(827,207)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes		2,457,248	205,853
Cash withdrawn from Trust Account in connection with redemption		234,830,236
Cash withdrawn from Trust Account				205,853
Cash deposited in Trust Account	(241,200,000)	(500,000)
Net cash provided by investing activities	(241,200,000)	236,787,484	205,853	205,853
Cash Flows from Financing Activities:
Contributions from Sponsor		100,000
Due to related party		420,000
Proceeds from note payable to related party	25,000
Repayment of note payable to related party	(163,132)
Proceeds received from initial public offering, gross	240,000,000
Proceeds received from private placement	8,700,000
Offering costs paid	(5,248,690)		(85,000)	(85,000)
Redemption of common stock		(234,830,236)
Net cash used in financing activities	243,313,178	(234,310,236)	(85,000)	(85,000)
Net change in cash and restricted cash	877,937	134,513	(624,383)	(706,354)
Cash and restricted cash – beginning of the period		171,583	877,937	877,937
Total cash and restricted cash – end of the period	877,937	306,096	253,554	171,583
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Offering costs included in accounts payable	21,375
Offering costs included in accrued expenses	85,000
Offering costs paid by Sponsor under note payable – related party	138,132
Deferred underwriting commissions in connection with the Initial Public Offering	$ 12,000,000
Cash			253,554
Restricted Cash		306,096
Forgiveness of deferred underwriting fee payable		5,126,890
Value of excise tax liability		2,348,302
Increase in Due to Investor		$ 150,000